COMPANYS OPERATIONS - Equity interest (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Veracel Celulose S.A.
Company Operations
Percentage of ownership interest in joint operation	50.00%
Ibema Companhia Brasileira de Papel.
Company Operations
Percentage of ownership interest in joint venture	49.90%	49.90%
Ensyn Corporation
Company Operations
Participation equity in associate (as a percent)	25.30%
F&E Tecnologies LLC
Company Operations
Participation equity in associate (as a percent)	50.00%
Spinnova Oy
Company Operations
Participation equity in associate (as a percent)	24.06%
CelluForce Inc.
Company Operations
Percentage of ownership in equity securities measured at FVOCI	8.30%
AGFA - Com. Adm. e Participacoes Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Asapir Producao Florestal e Comrcio Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	50.00%
Comercial e Agrcola Paineiras Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Eucalipto Holding S.A.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Facepa - Fbrica de Papel da Amaznia S.A.
Company Operations
Percentage of ownership interest in subsidiary	92.80%	92.80%
Fibria Celulose (USA) Inc.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Fibria Terminal de Celulose de Santos SPE S.A.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Fibria Overseas Finance Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Fibria Overseas Holding KFT.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Fibria Terminais Portuarios S.A.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
FuturaGene AgriDev Xinjiang Company Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Biotechnology Shangai Company Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Brasil Tecnologia Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Delaware Inc.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Hong Kong Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Inc.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Israel Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
FuturaGene Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Gansu FuturaGene Biotech Co. Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Itacel - Terminal de Celulose de Itaqui S.A.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Maxcel
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Mucuri Energetica S.A
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Ondurman Empreendimentos Imobiliarios Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Paineiras Logstica e Transporte Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Portocel - Terminal Espec. Barra do Riacho S.A.
Company Operations
Percentage of ownership interest in subsidiary	51.00%
Projetos Especiais e Investimentos Ltda.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Rio Verde Participacoes e Propriedades Rurais S.A.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Stenfar S.A. Indl. Coml. Imp. Y. Exp.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Sun Paper and Board Limited.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano ustria GmbH
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Canada Inc.
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Suzano/Fibria International Trade GmbH
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Suzano Luxembourg.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Participacoes do Brasil Ltda
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Suzano Pulp and Paper America Inc.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Pulp and Paper Europe S.A
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading Ltd.
Company Operations
Percentage of ownership interest in subsidiary	100.00%	100.00%
Suzano Trading International KFT
Company Operations
Percentage of ownership interest in subsidiary	100.00%
Suzano Holding S.A.
Company Operations
Percentage of ownership interest in subsidiary	45.85%